Q U A N T    F U N D S

April 14, 2011

VIA ELECTRONIC TRANSMISSION

Office of Registration
Securities and Exchange Commission
100 F Street N.E.
Washington, DC  20549

RE:	Quantitative Group of Funds (the “Registrant”):
File No. 811-03790

Ladies and Gentlemen:

On behalf of the Registrant, we file herewith via Edgar, pursuant to Section 14(c) of the Securities Exchange Act of 1934, as amended, a Definitive Information Statement, marked to indicate all changes in response to comments received from the Staff of the Division of Investment Management of the Commission on the Preliminary Information Statement (filed with the Commission on April 1, 2011).  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Registrant.

The Fund intends to commence mailing the Definitive Information Statement to shareholders of the Quant Quality Fund on April 19, 2011.

Please feel free to contact the undersigned at 781.676.5967 with any questions or comments you may have.

Sincerely,

/s/ Kelly J. Lavari
Kelly J. Lavari
Clerk of the Trust

55 Old Bedford Road, Lincoln, MA 01773  ■  800-331-1244  ■  fax 781-259-1166  ■  www.quantfunds.com
Distributed by U.S. Boston Capital Corporation, Member FINRA/SIPC